Property and equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 2,883,524	$ 2,512,704
Ending balance	3,238,632	2,883,524	$ 2,512,704
Cost -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,070,753	3,576,449	3,115,922
Transfer of pre-delivery payments	0	0	0
Additions	598,059	622,478	435,315
Disposals	(59,779)	(51,974)	(43,206)
Reclassifications	(25,400)	(76,200)	5,543
Reclassifications from assets held for sale			62,875
Ending balance	4,583,633	4,070,753	3,576,449
Accumulated depreciation and impairment -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,187,229)	(1,063,745)	(968,436)
Depreciation for the year	(209,907)	(171,910)	(136,343)
Disposals	52,135	48,426	41,034
Ending balance	(1,345,001)	(1,187,229)	(1,063,745)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,301	6,301
Ending balance	6,301	6,301	6,301
Land | Cost -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,301	6,301	6,301
Transfer of pre-delivery payments	0	0	0
Additions	0	0	0
Disposals	0	0	0
Reclassifications	0	0	0
Reclassifications from assets held for sale			0
Ending balance	6,301	6,301	6,301
Land | Accumulated depreciation and impairment -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Depreciation for the year	0	0	0
Disposals	0	0	0
Ending balance	0	0	0
Flight equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,104,450	1,983,550
Ending balance	2,481,139	2,104,450	1,983,550
Flight equipment | Cost -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,167,519	2,925,576	2,538,774
Transfer of pre-delivery payments	211,703	50,977	284,170
Additions	373,983	228,908	75,080
Disposals	(56,979)	(46,121)	(36,351)
Reclassifications	(549)	8,179	1,028
Reclassifications from assets held for sale			62,875
Ending balance	3,695,677	3,167,519	2,925,576
Flight equipment | Accumulated depreciation and impairment -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,063,069)	(942,026)	(849,487)
Depreciation for the year	(200,851)	(163,674)	(127,432)
Disposals	49,382	42,631	34,893
Ending balance	(1,214,538)	(1,063,069)	(942,026)
Purchase deposits for flight equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	732,253	476,254
Ending balance	700,180	732,253	476,254
Purchase deposits for flight equipment | Cost -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	732,253	476,254	407,814
Transfer of pre-delivery payments	(211,703)	(50,977)	(284,170)
Additions	205,030	383,176	347,010
Disposals	0	0	0
Reclassifications	(25,400)	(76,200)	5,600
Reclassifications from assets held for sale			0
Ending balance	700,180	732,253	476,254
Purchase deposits for flight equipment | Accumulated depreciation and impairment -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Depreciation for the year	0	0	0
Disposals	0	0	0
Ending balance	0	0	0
Ramp and miscellaneous
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,267	7,785
Ending balance	9,685	8,267	7,785
Ramp and miscellaneous | Cost -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	55,070	53,562	56,613
Transfer of pre-delivery payments	0	0	0
Additions	3,993	2,903	525
Disposals	(427)	(1,395)	(3,576)
Reclassifications	0	0	0
Reclassifications from assets held for sale			0
Ending balance	58,636	55,070	53,562
Ramp and miscellaneous | Accumulated depreciation and impairment -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(46,803)	(45,777)	(46,702)
Depreciation for the year	(2,546)	(2,392)	(2,576)
Disposals	398	1,366	3,501
Ending balance	(48,951)	(46,803)	(45,777)
Furniture, fixtures, equipment and other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,906	1,942
Ending balance	5,470	3,906	1,942
Furniture, fixtures, equipment and other | Cost -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	32,958	33,905	32,796
Transfer of pre-delivery payments	0	0	0
Additions	3,760	3,318	1,114
Disposals	(1,476)	(4,265)	(140)
Reclassifications	0	0	135
Reclassifications from assets held for sale			0
Ending balance	35,242	32,958	33,905
Furniture, fixtures, equipment and other | Accumulated depreciation and impairment -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(29,052)	(31,963)	(30,461)
Depreciation for the year	(2,190)	(1,354)	(1,639)
Disposals	1,470	4,265	137
Ending balance	(29,772)	(29,052)	(31,963)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	25,966	21,292
Ending balance	24,242	25,966	21,292
Leasehold improvements | Cost -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	74,267	65,267	67,459
Transfer of pre-delivery payments	0	0	0
Additions	1,991	3,291	290
Disposals	(897)	(164)	(3,139)
Reclassifications	617	5,873	657
Reclassifications from assets held for sale			0
Ending balance	75,978	74,267	65,267
Leasehold improvements | Accumulated depreciation and impairment -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(48,301)	(43,975)	(41,782)
Depreciation for the year	(4,320)	(4,490)	(4,696)
Disposals	885	164	2,503
Ending balance	(51,736)	(48,301)	(43,975)
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,381	15,580
Ending balance	11,615	2,381	15,580
Construction in progress | Cost -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,385	15,584	6,165
Transfer of pre-delivery payments	0	0	0
Additions	9,302	882	11,296
Disposals	0	(29)	0
Reclassifications	(68)	(14,052)	(1,877)
Reclassifications from assets held for sale			0
Ending balance	11,619	2,385	15,584
Construction in progress | Accumulated depreciation and impairment -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4)	(4)	(4)
Depreciation for the year	0	0	0
Disposals	0	0	0
Ending balance	$ (4)	$ (4)	$ (4)